SCHEDULE OF REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and equipment, net	$ 19,845	$ 14,625
Retained earnings	(2,332)	588
Gain from disposal of property and equipment	119	59	$ 88
Income before income taxes	$ (2,816)	543	$ 326
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and equipment, net		14,687
Retained earnings		650
Gain from disposal of property and equipment		121
Income before income taxes		605
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and equipment, net		(62)
Retained earnings		(62)
Gain from disposal of property and equipment		(62)
Income before income taxes		$ (62)